UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 12.6%
Consumer Discretionary 1.4%
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	1,186	69,511
Household Durables 0.2%
Garmin Ltd. (a)	1,700	51,442
Internet & Catalog Retail 0.2%
Amazon.com, Inc.* (a)	300	35,643
Liberty Media Corp. - Interactive "A"* (a)	500	5,670
Priceline.com, Inc.* (a)	100	15,779

		57,092
Media 0.4%
Scripps Networks Interactive "A" (a)	1,500	56,640

Time Warner Cable, Inc. (a)	1,608	63,420

		120,060
Multiline Retail 0.0%
Family Dollar Stores, Inc. (a)	300	8,490
Specialty Retail 0.4%
Barnes & Noble, Inc. (a)	3,300	54,813
Ross Stores, Inc. (a)	1,400	61,614

		116,427
Consumer Staples 1.4%
Beverages 0.1%
Coca-Cola Enterprises, Inc. (a)	1,400	26,698
Food & Staples Retailing 0.3%
Kroger Co. (a)	700	16,191
Sysco Corp. (a)	1,862	49,250
Wal-Mart Stores, Inc.	474	23,548

		88,989
Food Products 0.3%
Archer-Daniels-Midland Co. (a)	2,300	69,276
Campbell Soup Co. (a)	1,100	34,925

		104,201
Household Products 0.3%
Kimberly-Clark Corp.	1,200	73,392
Procter & Gamble Co.	131	7,598

		80,990
Personal Products 0.2%
Mead Johnson Nutrition Co. "A" (a)	1,400	58,856
Tobacco 0.2%
Lorillard, Inc. (a)	800	62,176
Philip Morris International, Inc. (a)	300	14,208

		76,384
Energy 1.2%
Energy Equipment & Services 0.3%
Helix Energy Solutions Group, Inc.* (a)	1,200	16,476
Oil States International, Inc.* (a)	1,600	55,104
Rowan Companies, Inc. (a)	800	18,600

		90,180
Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp.	400	24,372
ConocoPhillips (a)	200	10,036
Encore Acquisition Co.*	1,200	44,484
ExxonMobil Corp. (a)	964	69,090
Marathon Oil Corp. (a)	800	25,576
Mariner Energy, Inc.* (a)	3,900	49,686
Murphy Oil Corp. (a)	100	6,114
Newfield Exploration Co.* (a)	700	28,714
Occidental Petroleum Corp.	34	2,580
Williams Companies, Inc. (a)	1,400	26,390

		287,042
Financials 1.6%
Capital Markets 0.2%
Bank of New York Mellon Corp. (a)	100	2,666
Franklin Resources, Inc. (a)	500	52,315

The Goldman Sachs Group, Inc.	100	17,017

		71,998
Commercial Banks 0.3%
Commerce Bancshares, Inc. (a)	200	7,672
First Citizens BancShares, Inc. "A" (a)	100	14,900
Fulton Financial Corp. (a)	3,700	30,562
Huntington Bancshares, Inc. (a)	2,800	10,668
Synovus Financial Corp. (a)	6,400	14,208
Wells Fargo & Co. (a)	900	24,768
Whitney Holding Corp. (a)	700	5,621

		108,399
Consumer Finance 0.3%
AmeriCredit Corp.* (a)	500	8,825
Capital One Financial Corp. (a)	1,900	69,540
Discover Financial Services (a)	1,800	25,452

		103,817
Diversified Financial Services 0.3%
Bank of America Corp. (a)	2,200	32,076
Citigroup, Inc. (a)	6,500	26,585
JPMorgan Chase & Co. (a)	500	20,885

		79,546
Insurance 0.3%
OneBeacon Insurance Group Ltd. "A" (a)	700	8,344
PartnerRe Ltd. (a)	500	38,240
Unitrin, Inc. (a)	1,800	35,280

		81,864
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT) (a)	100	2,198
Annaly Capital Management, Inc. (REIT) (a)	600	10,146
Equity Residential (REIT) (a)	200	5,776
HCP, Inc. (REIT) (a)	200	5,918
Host Hotels & Resorts, Inc. (REIT) (a)	700	7,077
Public Storage (REIT) (a)	200	14,720
Simon Property Group, Inc. (REIT) (a)	206	13,985
Vornado Realty Trust (REIT) (a)	101	6,016

		65,836
Health Care 1.7%
Biotechnology 0.2%
Gilead Sciences, Inc.* (a)	1,200	51,060
Health Care Equipment & Supplies 0.0%
Hill-Rom Holdings, Inc. (a)	400	7,836
Health Care Providers & Services 0.8%
AmerisourceBergen Corp.	2,400	53,160
Coventry Health Care, Inc.* (a)	2,800	55,524
McKesson Corp. (a)	1,000	58,730
Medco Health Solutions, Inc.* (a)	1,300	72,956
UnitedHealth Group, Inc.	400	10,380

		250,750
Pharmaceuticals 0.7%
Eli Lilly & Co. (a)	2,108	71,693
Endo Pharmaceuticals Holdings, Inc.* (a)	1,200	26,880
Forest Laboratories, Inc.* (a)	300	8,301
Johnson & Johnson	100	5,905

Pfizer, Inc.	5,978	101,805

		214,584
Industrials 1.3%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	900	61,911
Northrop Grumman Corp. (a)	1,300	65,169

		127,080
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B" (a)	900	48,312
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co. (a)	900	18,072
Construction & Engineering 0.2%
KBR, Inc. (a)	1,200	24,564
Shaw Group, Inc.* (a)	2,100	53,886

		78,450
Industrial Conglomerates 0.2%
Carlisle Companies, Inc. (a)	1,900	58,976
General Electric Co.	400	5,704

		64,680
Machinery 0.2%
Navistar International Corp.* (a)	700	23,198
Timken Co. (a)	1,900	41,857
Trinity Industries, Inc. (a)	700	11,816

		76,871
Road & Rail 0.0%
Ryder System, Inc. (a)	55	2,230
Information Technology 2.7%
Communications Equipment 0.2%
EchoStar Corp. "A"*	1,700	30,872
Harris Corp. (a)	900	37,548

		68,420
Computers & Peripherals 0.8%
Apple, Inc.*	400	75,400
International Business Machines Corp. (a)	1,018	122,781
NCR Corp.* (a)	3,000	30,450
Teradata Corp.*	900	25,092

		253,723
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.*	2,300	58,282
Avnet, Inc.* (a)	2,500	61,950
Ingram Micro, Inc. "A"* (a)	3,600	63,540
Tech Data Corp.* (a)	800	30,744

		214,516
Internet Software & Services 0.4%
Google, Inc. "A"*	100	53,612
Sohu.com, Inc.*	400	22,240
VeriSign, Inc.* (a)	1,600	36,496

		112,348
IT Services 0.4%
Global Payments, Inc. (a)	1,200	59,076
MasterCard, Inc. "A"	100	21,902

SAIC, Inc.* (a)	3,400	60,214

		141,192
Software 0.2%
Microsoft Corp. (a)	602	16,694
Red Hat, Inc.* (a)	200	5,162
Symantec Corp.* (a)	1,980	34,808

		56,664
Materials 0.5%
Chemicals 0.2%
Cytec Industries, Inc. (a)	900	29,853
Huntsman Corp. (a)	3,500	27,825
Lubrizol Corp. (a)	200	13,312

		70,990
Metals & Mining 0.1%
Reliance Steel & Aluminum Co. (a)	300	10,944
Walter Energy, Inc. (a)	100	5,850

		16,794
Paper & Forest Products 0.2%
International Paper Co. (a)	2,700	60,237
Telecommunication Services 0.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	4,304	110,484
Utilities 0.4%
Electric Utilities 0.3%
Edison International (a)	80	2,546
Exelon Corp. (a)	1,500	70,440
FirstEnergy Corp. (a)	500	21,640

		94,626
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.* (a)	1,600	36,784

Total Common Stocks (Cost $3,678,541)		3,924,525
	Principal Amount ($)	Value ($)

Government & Agency Obligation 86.7%
US Treasury Obligation
US Treasury STRIPS, 4.475% **, 11/15/2014 (Cost $24,545,310)	30,680,000	27,124,249
	Shares	Value ($)

Securities Lending Collateral 8.4%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $2,634,532)	2,634,532	2,634,532
Cash Equivalents 1.0%
Central Cash Management Fund, 0.19% (b) (Cost $322,883)	322,883	322,883

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,181,266) †	108.7	34,006,189
Other Assets and Liabilities, Net	(8.7)	(2,719,879)

Net Assets	100.0	31,286,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $31,253,901. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $2,752,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,020,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $267,932.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2009 amounted to $2,502,938 which is 8.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 3,924,525	$ —	$ —	$ 3,924,525
Government & Agency Obligations	—	27,124,249	—	27,124,249
Short-Term Investments(d)	2,957,415	—	—	2,957,415
Total	$ 6,881,940	$ 27,124,249	$ —	$ 34,006,189
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009